Expense Example	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware International Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware International Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware International Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware International Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware International Equity Fund Class C Expense Example, with Redemption, 1 Year	Delaware International Equity Fund Class C Expense Example, with Redemption, 3 Years	Delaware International Equity Fund Class C Expense Example, with Redemption, 5 Years	Delaware International Equity Fund Class C Expense Example, with Redemption, 10 Years	Delaware International Equity Fund Class R Expense Example, with Redemption, 1 Year	Delaware International Equity Fund Class R Expense Example, with Redemption, 3 Years	Delaware International Equity Fund Class R Expense Example, with Redemption, 5 Years	Delaware International Equity Fund Class R Expense Example, with Redemption, 10 Years	Delaware International Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware International Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware International Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware International Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware International Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware International Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware International Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware International Equity Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	711	1,032	1,376	2,342	320	714	1,235	2,663	170	562	980	2,145	119	408	718	1,598	107	370	654	1,462	684	954	1,244	2,068	291	633	1,100	2,395	140	479	842	1,861	90	324	576	1,299	81	298	532	1,206